Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.2%
Black Belt Energy Gas District, RB(a)
Series B-2, 2.86%, 12/01/48	$2,500	$2,468,718
Series F, 5.50%, 11/01/53	1,590	1,607,846
Southeast Energy Authority A Cooperative District, RB, Series A-2, 0.40%, 01/01/53(a)(b)	9,645	9,645,000
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(c)	1,610	1,307,376

		15,028,940

Arizona — 6.5%
Arizona Industrial Development Authority, RB, Series A, (BAM), 4.00%, 06/01/44	1,435	1,244,273
Arizona Industrial Development Authority, Refunding RB(c)
Series A, 5.38%, 07/01/50	2,500	2,275,522
Series G, 5.00%, 07/01/47	715	624,166
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	1,030	847,863
Industrial Development Authority of the City of Phoenix, RB(d)
6.63%, 07/01/23	2,245	2,296,040
6.88%, 07/01/23	3,440	3,523,809
Industrial Development Authority of the City of Phoenix, Refunding RB(c)
5.00%, 07/01/35	600	565,577
5.00%, 07/01/45	700	616,784
Series A, 5.00%, 07/01/35	1,125	1,060,458
Maricopa County Industrial Development Authority, RB, Series 2017D, 0.00%, (e)	10,000	8,243,660
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	9,805	9,634,834

		30,932,986

Arkansas(c) — 0.6%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	2,380	1,866,874
Series A, AMT, 4.75%, 09/01/49	1,170	950,169

		2,817,043

California — 4.7%
Bay Area Toll Authority, Refunding RB, 2.69%, 04/01/56(a)	2,000	1,949,644
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(a)	1,500	1,461,243
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	5,395	3,665,066
California Housing Finance Agency, RB, M/F Housing Class A, 3.25%, 08/20/36	1,139	932,353
Series 2021-1, Class A, 3.50%, 11/20/35	1,260	1,070,442
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	2,800	2,653,661
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(c)	445	274,752
CSCDA Community Improvement Authority, RB, M/F Housing(c)
4.00%, 10/01/56	205	150,050
4.00%, 12/01/56	315	201,500
Series A, 4.00%, 06/01/58	1,270	928,167
Senior Lien, 3.13%, 06/01/57	1,080	652,903

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(c) (continued)
Series A, Senior Lien, 4.00%, 12/01/58	$635	$431,220
Poway Unified School District, Refunding GO, Series B, 0.00%, 08/01/46(e)	10,000	2,936,800
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series E, AMT, 5.00%, 05/01/50	5,000	4,796,520

		22,104,321

Colorado — 2.5%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(c)	1,025	859,997
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	3,300	3,117,734
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	395	399,379
Series D, 2.79%, 05/15/61(a)	2,515	2,470,306
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	3,840	3,682,406
E-470 Public Highway Authority, Refunding RB, Series B, 2.39%, 09/01/39(a)	510	504,311
Serenity Ridge Metropolitan District No.2, GO, Series A, 5.13%, 12/01/23(d)	1,000	1,047,801

		12,081,934

Connecticut — 1.5%
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	3,275	3,496,714
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	3,441,781

		6,938,495

Delaware — 0.6%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	2,780	2,698,393

Florida — 11.3%
Celebration Pointe Community Development District No.1, SAB(c)
5.00%, 05/01/32	860	822,218
5.00%, 05/01/48	2,160	1,902,429
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	8,000	8,089,872
Florida Development Finance Corp., RB, 6.50%, 06/30/57(c)	645	589,976
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	10,000	8,139,910
Highlands County Health Facilities Authority, 2.20%, 11/15/56(a)	9,000	9,000,000
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	255	251,558
5.25%, 05/01/37	470	450,572
5.38%, 05/01/47	770	718,502
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	4,625	4,549,705
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,908,740
Miami-Dade County Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	4,680	3,912,162

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Miami-Dade County Seaport Department, Refunding RB (continued)
Series A-1, AMT, (AGM), 4.00%, 10/01/45	$6,400	$5,354,361
Palm Beach County Health Facilities Authority, RB
Series A, 5.00%, 11/01/47	375	343,166
Series A, 5.00%, 11/01/52	540	486,427
Series B, 4.00%, 11/15/41	300	237,311

		53,756,909

Georgia — 2.1%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	1,575	1,379,947
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	375	312,930
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/49	1,855	1,683,830
Series B, 5.00%, 12/01/52(a)	4,035	3,983,675
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	2,745	2,516,901

		9,877,283

Illinois — 9.6%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	2,655,879
Series D, 5.00%, 12/01/46	3,570	3,097,335
Series H, 5.00%, 12/01/36	865	796,690
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,200	1,196,848
Series D, 5.00%, 12/01/25	1,560	1,555,902
Series G, 5.00%, 12/01/34	865	821,311
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	1,450	1,407,274
City of Chicago Illinois Wastewater Transmission Revenue, Refunding RB, Series C, 2nd Lien, 5.00%, 01/01/39	1,000	1,003,918
Cook County Community College District No. 508, GO, 5.25%, 12/01/31	5,000	5,058,085
Illinois Finance Authority, RB, Series A, 5.25%, 07/01/23(d)	1,785	1,809,172
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/01/45	2,525	1,959,847
Series C, 5.00%, 02/15/41	3,600	3,628,361
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	7,990	8,079,064
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(e)	8,755	1,324,588
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (BAM-TCRS), 0.00%, 12/15/54(e)	12,215	2,077,442
State of Illinois, GO, Series D, 5.00%, 11/01/27	6,965	6,989,092
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	1,915	1,917,505

		45,378,313

Indiana — 1.0%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	2,250	2,284,238
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(d)	2,640	2,663,958

		4,948,196

Security	Par (000)	Value

Iowa — 1.4%
Iowa Finance Authority, RB
5.00%, 05/15/36	$1,050	$959,115
Series A, 5.00%, 05/15/48	6,750	5,634,617

		6,593,732

Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,530	1,417,622

Louisiana — 2.9%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	5,585	4,758,415
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	11,095	9,098,765

		13,857,180

Maryland — 4.1%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	513,091
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	4,935	4,972,560
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	2,560	2,099,958
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/40	6,350	6,070,136
Maryland Stadium Authority, RB
5.00%, 05/01/28(d)	1,880	2,038,336
5.00%, 05/01/47(b)	3,630	3,701,308

		19,395,389

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO, Series B, 3.00%, 04/01/49	2,680	1,855,865
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	1,883,094
Series A, 5.00%, 01/01/47	845	793,498
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 01/01/40	1,620	1,579,741

		6,112,198

Michigan — 4.2%
Michigan Finance Authority, RB, 4.00%, 02/15/44	6,650	5,597,358
Michigan Finance Authority, Refunding RB
2.99%, 04/15/47(a)	5,595	5,680,609
4.00%, 09/01/50	855	675,943
Series C, Class 1, 4.00%, 06/01/49	2,500	1,888,838
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	340	312,891
Series A, 2.55%, 10/01/51	6,890	4,095,154
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,775	1,570,075

		19,820,868

Minnesota — 0.7%
City of Cologne Minnesota, RB, Series A, 5.00%, 07/01/45	1,500	1,262,949
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(c)	695	608,609
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	1,940	1,584,658

		3,456,216

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 1.8%
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	$3,000	$2,691,696
State of Mississippi Gaming Tax Revenue, RB
Series A, 5.00%, 10/15/37	1,105	1,120,971
Series A, 4.00%, 10/15/38	5,535	4,850,686

		8,663,353

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	215	191,439
Series B-2, 3.60%, 12/01/47	335	334,665

		526,104

Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,765	4,667,770

Nevada — 1.8%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	2,250	2,128,610
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	5,230	4,534,823
Series A-1, (AGM), 4.00%, 06/01/46	245	205,858
County of Clark Nevada, GO, Series A, 5.00%, 06/01/37	1,500	1,564,163

		8,433,454

New Jersey — 14.1%
Casino Reinvestment Development Authority, Inc., Refunding RB, Class D, 5.25%, 11/01/44	1,400	1,400,575
New Jersey Economic Development Authority, ARB, Series A, AMT, 5.63%, 11/15/30	1,530	1,534,279
New Jersey Economic Development Authority, RB
Series UU, 5.00%, 06/15/40	2,755	2,693,294
AMT, 5.13%, 01/01/34	1,050	1,021,351
AMT, 5.38%, 01/01/43	10,000	9,459,810
New Jersey Economic Development Authority, Refunding RB, Series A, AMT, 2.20%, 10/01/39(a)	2,000	1,687,512
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,305	2,075,046
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,615	2,399,249
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series A, AMT, 3.80%, 10/01/32	3,755	3,434,229
New Jersey Transportation Trust Fund Authority, RB
Class BB, 4.00%, 06/15/50	1,000	791,181
Series AA, 5.25%, 06/15/33	8,750	8,790,127
Series AA, 5.25%, 06/15/41	780	780,486
Series AA, 5.00%, 06/15/44	4,450	4,266,033
Series BB, 4.00%, 06/15/50	4,795	3,793,713
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(e)	7,260	2,995,745
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	5,430	5,532,198
South Jersey Transportation Authority, RB, Series A, 0.00%, (e)	13,590	10,774,098

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	$3,000	$2,797,047
Sub-Series B, 5.00%, 06/01/46	555	508,459

		66,734,432

New York — 11.7%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(c)	2,145	2,162,546
City of New York, GO
Series C, 4.00%, 08/01/37	4,000	3,718,112
Series F-1, 4.00%, 08/01/41	4,355	3,861,343
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	4,056,082
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	1,400	1,068,983
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/47	990	1,007,630
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,640	3,267,584
Series A, 6.25%, 06/01/41(c)	3,300	3,281,457
New York Liberty Development Corp., Refunding RB
Series 1, 4.00%, 02/15/43	4,250	3,752,839
Series 2, 5.15%, 11/15/34(c)	460	443,152
Series 2, 5.38%, 11/15/40(c)	1,145	1,103,311
Series A, 3.00%, 11/15/51	415	257,757
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/41	3,750	3,382,954
Series A, 4.00%, 03/15/46	16,230	14,040,913
New York State Thruway Authority, RB, Second Series, 4.13%, 03/15/56	3,325	2,818,061
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,975	1,912,997
AMT, 4.00%, 04/30/53	1,175	860,595
New York Transportation Development Corp., Refunding RB, Series A, AMT, 4.00%, 12/01/39	500	401,418
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,699,372
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,533,177

		55,630,283

North Carolina — 2.3%
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/50	365	275,862
Series A, 5.00%, 10/01/50	980	875,781
University of North Carolina at Chapel Hill, Refunding RB, Series A, 2.69%, 12/01/41(a)	9,935	9,779,477

		10,931,120

North Dakota — 0.2%
University of North Dakota, COP, Series A, (AGM), 4.00%, 06/01/46	990	851,999

Ohio — 4.2%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	950	787,370
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,130	5,145,749

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	$525	$495,787
County of Montgomery Ohio, RB, Catholic Health Services, 5.45%, 11/13/23(d)	7,430	7,594,968
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(c)	485	406,862
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	2,500	2,224,105
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	3,432,042

		20,086,883

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	2,205	1,801,095

Oregon — 0.2%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	800	815,904

Pennsylvania — 11.8%
Allegheny County Hospital Development Authority, RB, Series D2, 2.94%, 11/15/47(a)	2,600	2,607,862
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	2,360	2,064,091
Montgomery County Higher Education and Health
Authority, Refunding RB 4.00%, 09/01/49	6,750	5,462,114
Class B, 5.00%, 05/01/57	6,310	6,014,143
Series A, 5.00%, 09/01/48	2,440	2,360,102
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	4,006,503
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,855	1,708,038
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	2,565	2,440,575
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.45%, 10/01/41	410	277,806
Series 125B, AMT, 3.65%, 10/01/42	7,000	5,668,047
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	440	440,551
Sub-Series B-1, 5.25%, 06/01/47	5,680	5,683,862
Series A, Subordinate, 5.00%, 12/01/37	940	951,107
Series A, Subordinate, 5.00%, 12/01/39	730	733,909
Series A, Subordinate, 5.00%, 12/01/44	2,870	2,813,013
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	1,700	1,697,487
Pittsburgh School District, GO, (SAW), 3.00%, 09/01/41	2,315	1,737,836
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	2,955	3,032,575
(SAW), 5.00%, 03/01/43	2,145	2,190,985
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38(b)	3,925	3,980,872

		55,871,478

Puerto Rico — 4.4%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	1,340	1,332,764

Security	Par (000)	Value

Puerto Rico (continued)
Children’s Trust Fund, Refunding RB (continued) 5.63%, 05/15/43	$1,335	$1,334,931
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,376	2,824,159
Series A-1, Restructured, 5.00%, 07/01/58	10,292	8,805,022
Series A-2, Restructured, 4.78%, 07/01/58	3,133	2,598,046
Series A-2, Restructured, 4.33%, 07/01/40	2,240	1,900,707
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	10,130	2,198,433

		20,994,062

Rhode Island — 1.6%
Rhode Island Turnpike & Bridge Authority, RB, Series A, 3.00%, 10/01/39	240	190,775
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	5,920	5,466,936
Series B, 5.00%, 06/01/50	2,000	1,945,816

		7,603,527

South Carolina — 1.6%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	2,690	2,609,096
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	5,000	4,816,200

		7,425,296

Texas — 6.2%
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	4,005	4,075,320
AMT, 5.00%, 07/01/29	2,135	2,101,340
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(d)	850	855,171
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	5,000	5,035,695
Series A, 5.00%, 01/01/48	5,350	5,318,676
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A-1, 5.00%, 10/01/44	3,500	3,298,565
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/29	2,260	2,267,001
5.00%, 12/15/32	3,480	3,441,831
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	3,575	3,165,241

		29,558,840

Utah — 3.2%
City of Murray Utah, RB, Series A, 2.18%, 05/15/36(a)	15,000	15,000,000

Virginia — 4.0%
Ballston Quarter Community Development Authority, TA
Series A, 5.38%, 03/01/36	430	325,809
Series A, 5.50%, 03/01/46	1,475	1,001,286
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47	6,965	7,176,186

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	$3,665	$3,186,164
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	7,895	7,219,875

		18,909,320

Washington — 6.0%
Central Puget Sound Regional Transit Authority, RB, Series 2015, 2.44%, 11/01/45(a)	6,000	6,003,858
County of King WA Sewer Revenue, Refunding RB, Series A, Junior Lien, 2.47%, 01/01/40(a)	1,825	1,777,640
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,295	1,248,616
State of Washington, COP, Series B, 5.00%, 07/01/38	2,300	2,382,289
Washington Health Care Facilities Authority Refunding RB, 4.00%, 09/01/50	2,000	1,614,354
Washington Health Care Facilities Authority, RB, Series A, Catholic Health Services, 5.75%, 01/01/23(d)	4,010	4,027,319
Washington Health Care Facilities Authority, Refunding
RB 5.00%, 10/01/38	10,000	10,381,600
4.00%, 09/01/45	1,000	841,792

		28,277,468

Wisconsin — 2.1%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36(c)	200	179,926
Series A, 4.00%, 11/15/37	325	269,910
Series A, 5.00%, 06/01/51(c)	680	553,422
Series A, 5.00%, 06/01/61(c)	870	683,039
Public Finance Authority, Refunding RB, Series A, 5.00%, 11/15/49	1,095	973,538
State of Wisconsin, GO, Series A, 2.66%, 05/01/25(a)	3,000	2,974,035
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	4,080	4,157,422

		9,791,292

Wyoming — 0.5%
Wyoming Community Development Authority, Refunding RB, Series 2, AMT, 4.05%, 12/01/38	2,170	2,170,295

Total Municipal Bonds — 137.7% (Cost: $719,963,969)		651,959,993

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 3.2%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	14,998	15,174,910

Colorado — 1.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43(g)	6,504	6,514,154

Illinois — 2.4%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,976	11,134,748

Security	Par (000)	Value

Maryland — 1.0%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	$4,898	$4,909,991

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	600	599,755

Pennsylvania — 1.4%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	7,250	6,839,230

Texas — 4.0%
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27(b)(h)	17,655	18,741,975

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.5% (Cost: $65,174,287)		63,914,763

Total Long-Term Investments — 151.2% (Cost: $785,138,256)		715,874,756

	Shares

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(i)(j)	36,987,286	36,983,587

Total Short-Term Securities — 7.8% (Cost: $36,983,587)		36,983,587

Total Investments — 159.0% (Cost: $822,121,843)		752,858,343

Other Assets Less Liabilities — 0.1%		455,409

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.6)%		(36,010,675)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.5)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$473,503,077

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between March 1, 2026 to June 1, 2026, is $7,203,207.

(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund, Inc. (MVF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$9,003,003	$27,994,205	(a)	$—	$(12,184)	$(1,437)	$36,983,587	36,987,286	$115,048	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	204	12/20/22	$22,580	$500,881
U.S. Long Bond	337	12/20/22	40,735	2,042,198
5-Year U.S. Treasury Note	180	12/30/22	19,195	353,816

				$2,896,895

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$651,959,993	$—	$651,959,993
Municipal Bonds Transferred to Tender Option Bond Trusts	—	63,914,763	—	63,914,763
Short-Term Securities
Money Market Funds	36,983,587	—	—	36,983,587

	$36,983,587	$715,874,756	$—	$752,858,343

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniVest Fund, Inc. (MVF)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$2,896,895	$—	$—	$2,896,895

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(35,865,501)	$—	$(35,865,501)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(279,665,501)	$—	$(279,665,501)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

7